Concentrations risks	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Concentrations risks

Note 17 – Concentrations risks

(a) Major customers

For the year ended December 31, 2023, one customer accounted for 11.3% of the Company’s total revenues. For the years ended December 31, 2022 and 2021, no customer accounted for 10% or more of the Company’s total revenues.

As of December 31, 2023, three customers accounted for 23.9%, 11.9%, and 10.6% of the Company’s total balance of accounts receivable, respectively. As of December 31, 2022, two customers accounted for 18.3% and 11.2% of the Company’s total balance of accounts receivable, respectively.

(b) Major vendors

For the years ended December 31, 2023, 2022 and 2021, no vendor accounted for 10% or more of the Company’s total purchases.

As of December 31, 2023, and 2022, two vendors accounted for 10% or more of the Company’s total balance of accounts payable. This did not make the Company vulnerable to concentration risks as the balance is insignificant.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately $57,000 (SGD 75,000) per account. As of December 31, 2023 and 2022, the Company had cash balance of $177,205 and $56,370 was maintained at DI Scheme banks in Singapore, of $84,870 and nil was subject to credit risk, respectively. The Federal Deposit Insurance Corporation (FDIC) standard insurance amount is up to $250,000 per depositor per insured bank. As of December 31, 2023 and 2022, the Company had cash and restricted cash balance of $10,820 and $641,461 was maintained at banks in the United States, of which nil and $391,461 was subject to credit risk, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.